Accounts Receivable - Summary of Accounts Receivable (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [Line Items]
Accounts receivable	¥ 58,507	¥ 53,143	[1]
Cost [member]
Disclosure of financial assets [Line Items]
Accounts receivable	62,560	57,914
Accumulated impairment [member]
Disclosure of financial assets [Line Items]
Accounts receivable	¥ (4,053)	¥ (4,771)

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated (see Note 3(aa)).